Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets gross	£ 684.9	£ 734.2
Deferred tax liabilities gross	(539.0)	(762.9)
Net deferred tax assets	145.9
Net deferred tax liabilities		(28.7)
Gross of balances arising from a single transaction	(94.0)	(145.4)
Gross of balances arising from a single transaction	94.0	145.4
Gross of balances arising from a single transaction	0.0	0.0
Gross balances before offset within countries	590.9	588.8
Gross balances before offset within countries	(445.0)	(617.5)
Gross balances before offset within countries	145.9	(28.7)
Deferred tax assets, offset	(266.5)	(266.7)
Deferred tax liabilities, offset	266.5	266.7
Offset, net	0.0	0.0
Deferred tax assets	324.4	322.1
Deferred tax liabilities	£ (178.5)	£ (350.8)